Schedule I - Condensed Financial Information of the Company - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 55,087	$ 7,547	¥ 51,019	¥ 49,256
Total operating revenue	1,248,914	171,101	1,195,552	1,157,908
General and administrative expenses	146,769	20,107	119,404	154,715
Operating Loss	(20,957)	(2,871)	51,039	(43,673)
Other expense
Unrealized exchange income	(684)	(94)	(436)	(79)
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(834)	(114)	70,137	(31,540)
Share of income/(loss) of subsidiaries and VIEs	1,535	210	417	(2,200)
Net profit/(loss)	(649)	(89)	70,188	(31,187)
Net profit/(loss) attributable to common shareholders	(649)		70,188	(31,187)
Net profit/(loss)	(649)	(89)	70,188	(31,187)
Foreign currency translation adjustment, net of tax	1,196	164	3,635	9,600
Total comprehensive income/(loss)	547	75	73,823	(21,587)
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	1,808	248	1,643	1,553
Total operating revenue	1,808	248	1,643	1,553
General and administrative expenses	(7,662)	(1,050)	(5,996)	(4,614)
Operating Loss	(5,854)	(802)	(4,353)	(3,061)
Other expense
Interest income			1
Unrealized exchange income			(1)
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(5,854)	(802)	(4,353)	(3,061)
Share of income/(loss) of subsidiaries and VIEs	5,205	713	74,541	(28,126)
Net profit/(loss)	(649)	(89)	70,188	(31,187)
Net profit/(loss) attributable to common shareholders	(649)	(89)	70,188	(31,187)
Net profit/(loss)	(649)	(89)	70,188	(31,187)
Foreign currency translation adjustment, net of tax	1,196	164	3,635	9,600
Total comprehensive income/(loss)	¥ 547	$ 75	¥ 73,823	¥ (21,587)